Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Finance Lease And Operating Lease By Lessee [Abstract]
Schedule of Payments of Long Term Lease Agreements
Year ended	March 31, 2019
Long-term lease agreements	Total
2020	3,804
2021	1,680
2022	1,235
2023	1,252
2024	1,272
Thereafter	4,985
14,228

Year ended	March 31, 2019
Technology licenses, infrastructure and other	Total
2020	1,388
2021	1,195
2022	1,012
2023	53
Thereafter	10
3,658